Nature of the Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Organization

Freeline Therapeutics Holdings plc (the “Company”) is a clinical-stage biotechnology company developing transformative adeno-associated virus (“AAV”) vector-mediated gene therapies for patients suffering from chronic debilitating diseases. The Company is headquartered in the United Kingdom (“U.K.”) and had operations in Germany and the United States (“U.S.”) as of December 31, 2022.

On November 11, 2022, the Company signed a definitive agreement to sell its German subsidiary, Freeline Therapeutics GmbH, and certain intellectual property rights pertaining to the business of Freeline Therapeutics GmbH, to Ascend Gene and Cell Therapies Ltd. (“Ascend”) for $25.0 million, subject to purchase price adjustments. Refer to the discussion in Note 3, Assets Held for Sale, for further information.

Reorganization and Initial Public Offering

The Company is a public limited company incorporated pursuant to the laws of England and Wales. On August 11, 2020, the Company completed its initial public offering (“IPO”) of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 9,951,591 ADSs representing the same number of ordinary shares, including 1,128,062 ADSs pursuant to the underwriters’ option to purchase additional ADSs, at an IPO price of $18.00 per ADS. Net proceeds were approximately $161.8 million after deducting underwriting discounts and commissions and offering expenses paid by the Company.

Freeline Therapeutics Holdings plc is the successor to Freeline Therapeutics Holdings Limited (the “Predecessor”) and the financial information for periods prior to the incorporation of the Company represents that of the Predecessor. In connection with the IPO, the Company completed a corporate reorganization. In connection with the corporate reorganization, the different classes of ordinary shares were converted into a single class of ordinary shares, and such ordinary shares were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares (see Note 8, Shareholders' Equity).

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development require significant additional research and development efforts, including clinical testing and regulatory approval, prior to any commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from any product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities. As of December 31, 2022, the Company had unrestricted cash and cash equivalents of $47.3 million. On November 11, 2022, the Company signed a definitive agreement to sell its German subsidiary, Freeline Therapeutics GmbH, and certain intellectual property rights pertaining to the business of Freeline Therapeutics GmbH, to Ascend Gene and Cell Therapies Ltd. for $25.0 million, subject to purchase price adjustments. Subsequent to the balance sheet date, the Company closed this transaction. See Note 16, Subsequent Events. However, the Company has incurred recurring losses since its inception, including net losses of $89.0 million, $140.4 million, and $96.3 million for the years ended

December 31, 2022, 2021 and 2020, respectively. In addition, the Company had an accumulated deficit of $445.4 million as of December 31, 2022. The net cash used in operating and investing activities was $85.2 million for the year ended December 31, 2022. The Company expects to continue to incur significant expenses and generate operating losses for the foreseeable future. Additionally, the Company is involved in a dispute with Brammer relating to the Manufacturing Agreement as described in Note 12, Commitments and Contingencies. There can be no assurance that the outcome of such dispute will be successful, and an adverse determination could have a material adverse effect on the Company's financial condition. However, the Company is confident in the merits of its claims against Brammer and intends to prosecute this action vigorously. These conditions indicate that there is substantial doubt regarding the Company’s ability to continue as a going concern for at least 12 months from the issuance date of the audited consolidated financial statements.

As a result, the Company will need additional funding to support its continuing operations. There can be no assurances, however, that additional funding will be available on favorable terms, or at all. If adequate funds are not available, the Company will be required to reduce spending and potentially delay, limit, reduce or terminate its product research and development efforts in order to enable it to meet its obligations as they fall due for the foreseeable future.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.